UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



HAVERFORD QUALITY GROWTH STOCK FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2007








                            [HAVERFORD LOGO OMITTED]










                                           Investment Adviser:

                                           Haverford Investment Management, Inc.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Schedule of Investments...................................................     2

Statement of Assets & Liabilities.........................................     4

Statement of Operations...................................................     5

Statement of Changes in Net Assets........................................     6

Financial Highlights......................................................     7

Notes to Financial Statements.............................................     8

Disclosure of Fund Expenses...............................................    13
--------------------------------------------------------------------------------






The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007
--------------------------------------------------------------------------------
Dear Fellow Shareholder,

We are pleased to send you the Haverford Quality Growth Stock Fund Semi-Annual Report, which contains information on the holdings of the Fund, along with a Financial Highlights and Statement of Operations for the six months ended April 30, 2007. During this period the S&P 500 Index returned 8.60% while the Haverford Quality Growth Stock Fund rose 4.97%.

During the last six months the economy has closely tracked the pattern of a classic mid-cycle slowdown within the midst of a lengthy economic expansion. Despite pressure from a weak housing market, high oil prices, and the lagged effect of seventeen Federal Reserve rate hikes, the economy is not likely to enter a recession. Employment gains and wage increases continue to provide the support needed to sustain this economic expansion, but the rate of growth will be on the lower side of the historical range.

Despite making for good headlines, the turmoil in sub-prime lending is not likely to be the straw that breaks the camel's back. And in fact, the slowdown in economic growth has been very good for equity prices. After only a slight pull-back on expectations of a credit crunch, the S&P 500 continued its march towards 1,500, while the Dow Jones Industrial average ended April above 13,000.

The slowdown in economic growth is leading to a moderation in profit growth, with expectations for the average company to grow 7% in 2007. The tailwinds provided by commodity price inflation, low short-term borrowing costs, and a rapidly expanding economy are dissipating, and in some cases, are now becoming headwinds. In contrast, Haverford's higher quality, economically insensitive companies, which benefited less from these factors, will prove they are capable of sustaining superior double-digit earnings growth.

Economic transitions are never easy, and the news during these periods often creates conflicting signals and increased volatility for investors. The Haverford portfolio is positioned to both protect against the volatility present in today's markets and provide competitive returns through the full market cycle.

Sincerely,


/s/ Henry B. Smith
------------------

Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD BE NOT RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES THE NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar Chart Omttied]
Plot points are as follows:

Financial Services - 21.5%
Consumer Staples - 20.4%
Health Care - 18.6%
Information Services - 13.4%
Consumer Discretionary - 11.7%
Industrial - 9.6%
Cash Equivalent - 2.6%
Energy - 2.2%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 97.8%
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                         ----------  -----------
CONSUMER DISCRETIONARY -- 11.8%
   Home Depot ............................................   19,475  $   737,518
   Johnson Controls ......................................    4,475      457,927
   Lowe's ................................................   23,850      728,856
   McGraw-Hill ...........................................    4,825      316,182
   Target ................................................    7,475      443,791
                                                                     -----------
                                                                       2,684,274
                                                                     -----------
CONSUMER STAPLES -- 20.5%
   Coca-Cola .............................................    5,775      301,397
   Colgate-Palmolive .....................................    9,650      653,691
   CVS/Caremark ..........................................   13,050      472,932
   PepsiCo ...............................................   14,400      951,696
   Procter & Gamble ......................................   15,225      979,120
   SYSCO .................................................   19,050      623,697
   Wal-Mart Stores .......................................   14,750      706,820
                                                                      ----------
                                                                       4,689,353
                                                                     -----------
ENERGY -- 2.2%
   Exxon Mobil ...........................................    6,350      504,063
                                                                     -----------
FINANCIAL SERVICES -- 21.6%
   Aflac .................................................   20,125    1,033,217
   American Express ......................................   14,575      884,265
   American International Group ..........................   14,950    1,045,154
   Citigroup .............................................   16,675      894,114
   Legg Mason ............................................    4,500      446,355
   Wells Fargo ...........................................   17,450      626,281
                                                                     -----------
                                                                       4,929,386
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                         ----------  -----------
HEALTH CARE -- 18.7%
   Abbott Laboratories ...................................   11,875   $  672,362
   Becton Dickinson ......................................    7,150      562,634
   Johnson & Johnson .....................................   16,550    1,062,841
   Medtronic .............................................   15,475      819,092
   Novartis ADR...........................................   20,050    1,164,704
                                                                      ----------
                                                                       4,281,633
                                                                     -----------
INDUSTRIAL -- 9.6%
   3M ....................................................    5,725      473,858
   General Electric ......................................   28,825    1,062,490
   United Parcel Service, Cl B ...........................    9,475      667,324
                                                                     -----------
                                                                       2,203,672
                                                                     -----------
INFORMATION SERVICES -- 13.4%
   Automatic Data Processing .............................   16,250      727,350
   Broadridge Financial Solutions* .......................    3,825       76,653
   Intel .................................................   50,000    1,075,000
   Microsoft .............................................   39,825    1,192,361
                                                                     -----------
                                                                       3,071,364
                                                                     -----------
   TOTAL COMMON STOCK
     (COST $19,761,182) ..................................            22,363,745
                                                                     -----------
--------------------------------------------------------------------------------
 CASH EQUIVALENT (A) -- 2.6%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Prime Obligation Fund,
     Cl A, 5.320%
     (Cost $596,391) .....................................  596,391      596,391
                                                                     -----------
   TOTAL INVESTMENTS -- 100.4%
     (COST $20,357,573)....................................          $22,960,136
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $22,869,270.
  *  NON-INCOME PRODUCING SECURITY
 (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007. ADR AMERICAN DEPOSITARY RECEIPT
 CL  CLASS



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $20,357,573)............................  $22,960,136
Receivable for Investment Securities Sold..........................      794,178
Receivable for Capital Shares Sold.................................      107,005
Dividends Receivable...............................................       16,641
Receivable due from Investment Adviser.............................        4,539
Prepaid Expenses...................................................        3,518
                                                                     -----------
   TOTAL ASSETS....................................................   23,886,017
                                                                     -----------
LIABILITIES:
Payable for Investment Securities Purchased........................      972,915
Payable due to Administrator.......................................        8,219
Payable due to Chief Compliance Officer............................        2,585
Payable for Trustees' Fee..........................................        1,924
Other Accrued expenses.............................................       31,104
                                                                     -----------
   TOTAL LIABILITIES...............................................    1,016,747
                                                                     -----------
NET ASSETS.........................................................  $22,869,270
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in-Capital....................................................  $19,923,176
Undistributed Net Investment Income ...............................        2,286
Accumulated Net Realized Gain on Investments.......................      341,245
Net Unrealized Appreciation on Investments.........................    2,602,563
                                                                     -----------
NET ASSETS.........................................................  $22,869,270
                                                                     ===========

Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value)........................    2,026,720
                                                                     -----------
NET ASSET VALUE, Offering and Redemption Price Per Share..........   $     11.28
                                                                     ===========







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,358)................  $  222,711
                                                                     ----------
EXPENSES
Investment Advisory Fees...........................................      65,662
Administration Fees................................................      49,589
Chief Compliance Officer Fees......................................       4,681
Trustees' Fees.....................................................       4,023
Transfer Agent Fees................................................      31,289
Professional Fees..................................................      25,289
Printing Fees......................................................      10,883
Registration and Filing Fees.......................................       2,007
Custodian Fees.....................................................       1,282
Other Expenses.....................................................       3,125
                                                                     ----------
   TOTAL EXPENSES..................................................     197,830
Less:
   Waiver of Investment Advisory Fees..............................     (65,662)
   Reimbursement of Other Operating Expenses.......................     (20,558)
   Fees Paid Indirectly (Note 4)...................................      (2,171)
                                                                     ----------
   NET EXPENSES....................................................     109,439
                                                                     ----------
NET INVESTMENT INCOME..............................................     113,272
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS...................................     427,799
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS...............     511,850
                                                                     ----------
NET GAIN ON INVESTMENTS............................................     939,649
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $1,052,921
                                                                     ----------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            NOVEMBER 1,      YEAR
                                                              2006 TO        ENDED
                                                          APRIL 30, 2007   OCTOBER 31,
                                                            (UNAUDITED)      2006
                                                          --------------  ------------
OPERATIONS:
   Net Investment Income..................................  $   113,272   $    175,830
   Net Realized Gain on Investments.......................      427,799        279,814
   Net Change in Unrealized Appreciation on Investments         511,850      1,496,380
                                                            -----------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       1,052,921      1,952,024
                                                            -----------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income..................................     (112,633)      (174,863)
   Realized Capital Gains.................................     (278,374)            --
                                                            -----------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS......................     (391,007)      (174,863)
                                                            -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued.................................................    2,586,896      8,642,306
   Reinvestment of Distributions..........................      344,764        165,314
   Redeemed...............................................   (1,852,584)   (11,877,038)
                                                            -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..................................    1,079,076     (3,069,418)
                                                            -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS................    1,740,990     (1,292,257)
NET ASSETS:
   Beginning of Period....................................   21,128,280     22,420,537
                                                            -----------   ------------
   End of Period (Including Undistributed Net Investment
     Income of $2,286 and $1,647, respectively) ..........  $22,869,270   $ 21,128,280
                                                            ===========   ============
SHARE TRANSACTIONS:
   Issued.................................................      233,504        839,566
   Reinvestment of Distributions..........................       31,271         16,043
   Redeemed...............................................     (169,625)    (1,170,535)
                                                            -----------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..................................       95,150       (314,926)
                                                            ===========   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            NOVEMBER 1,     YEAR         YEAR        JUNE 30,
                                              2006 TO       ENDED        ENDED       2004* TO
                                          APRIL 30, 2007  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                            (UNAUDITED)      2006         2005         2004
                                          --------------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period ....................   $ 10.94        $  9.98      $  9.75      $ 10.00
                                             -------        -------      -------      -------
Income (Loss) from
  Investment Operations:
  Net Investment Income ..................      0.06(1)        0.10(1)      0.11(1)(3)   0.04(1)
  Net Realized and Unrealized
    Gain (Loss) ..........................      0.48           0.96         0.24        (0.28)(2)
                                             -------        -------      -------      -------
   Total from Investment Operations ......      0.54           1.06         0.35        (0.24)
                                             -------        -------      -------      -------
Dividends and Distributions:
   Net Investment Income .................     (0.06)         (0.10)       (0.12)       (0.01)
   Net Realized Gains ....................     (0.14)            --           --           --
                                             -------        -------      -------      -------
   Total Dividends and Distributions .....     (0.20)         (0.10)       (0.12)       (0.01)
                                             -------        -------      -------      -------
Net Asset Value, End of Period ...........   $ 11.28        $ 10.94      $  9.98      $  9.75
                                             =======        =======      =======      =======
   TOTAL RETURN+ .........................      4.97%         10.64%        3.57%       (2.40)%
                                             =======        =======      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....   $22,869        $21,128      $22,421      $13,253
Ratio of Expenses to Average Net Assets ..      1.00%**        1.00%        1.00%        1.00%**
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly) .......      1.02%**        1.02%        1.00%        1.00%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers, Reimbursements
  and Fees Paid Indirectly) ..............      1.81%**        2.03%        2.11%       14.09%**
Ratio of Net Investment Income
  to Average Net Assets ..................      1.04%**        0.94%        1.10%(3)     1.10%**
Portfolio Turnover Rate ..................        13%            48%          13%           3%
  * COMMENCEMENT OF OPERATIONS.
 ** ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD.  TOTAL RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
    DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) THE AMOUNT  SHOWN FOR A SHARE  OUTSTANDING  THROUGHOUT  THE PERIOD DOES NOT
    ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF
    THE INITIAL  LOW  LEVEL OF  AVERAGE  NET  ASSETS  ASSOCIATED  WITH
    COMMENCEMENT  OF OPERATIONS.
(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS  INCLUDE $0.03 AND 0.32%,  RESPECTIVELY,  RESULTING FROM
    AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $10 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007
--------------------------------------------------------------------------------
     (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007
--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

During the six months ended April 30, 2007, the Fund earned cash management credits of $2,171, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2007, the Fund made purchases of $3,311,214 and sales of $2,841,358 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007
--------------------------------------------------------------------------------
taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income(loss) and net realized gain(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain(loss) or paid-in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the periods ending October 31, were as follows:

                            ORDINARY
                             INCOME              TOTAL
                            ---------           --------
     2006                   $174,863            $174,863
     2005                    208,608             208,608

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income                      $    1,647
     Undistributed Long-Term Capital Gain                  278,320
     Unrealized Appreciation                             2,004,213
                                                        ----------
     Total Distributable Earnings                       $2,284,180
                                                        ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2006, the Fund utilized $87,994 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2007, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2007, were as follows:

   FEDERAL             APPRECIATED           DEPRECIATED         NET UNREALIZED
  TAX COST             SECURITIES            SECURITIES           APPRECIATION
-------------         ------------          ------------         --------------
 $20,357,573           $2,749,650            $(147,087)            $2,602,563

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2007
--------------------------------------------------------------------------------
8. OTHER:

At April 30, 2007, 27% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes tocurrent generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
                            BEGINNING      ENDING      ANNUALIZED     EXPENSES
                            ACCOUNT        ACCOUNT    EXPENSE RATIO     PAID
                              VALUE         VALUE        FOR THE     DURING THE
                            11/01/06       4/30/07       PERIOD        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00      $1,049.70       1.00%        $5.08
HYPOTHETICAL 5% RETURN      1,000.00       1,019.84       1.00          5.01
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                                      NOTES

                                      NOTES

                                      NOTES

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103




          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


HIM-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.